Finance lease receivables - Schedule of Lease Receivable Net Investment (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	£ 17,374	£ 16,795
Not later than 1 year
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	5,236	5,823
Later than 1 year and not later than 2 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	4,328	3,660
Later than 2 years and not later than 3 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	4,090	3,552
Later than 3 years and not later than 4 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	2,711	2,894
Later than 4 years and not later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	551	385
Later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	£ 458	£ 481